Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Foreign	$ 230	$ (3,238)	$ 13
Income tax income / (expense) from continuing operations	(230)	3,238	(13)
Foreign
Operating Loss Carryforwards [Line Items]
Foreign	(230)	3,238	(13)
Income tax income / (expense) from continuing operations	230	(3,238)	13
Switzerland
Operating Loss Carryforwards [Line Items]
Foreign	(0)	(0)	(0)
Income tax income / (expense) from continuing operations	$ 0	$ 0	$ 0